STOCKHOLDERS' DEFICIT, STOCK OPTIONS AND WARRANTS (Details 1) (USD $)	12 Months Ended																																12 Months Ended
	Dec. 31, 2012	Dec. 31, 2009	Dec. 31, 2012 Warrant One [Member]	Dec. 31, 2012 Warrant Two [Member]	Dec. 31, 2012 Warrant Three [Member]	Dec. 31, 2012 Warrant Four [Member]	Dec. 31, 2012 Warrant Five [Member]	Dec. 31, 2012 Warrant Six [Member]	Dec. 31, 2012 Warrant Seven [Member]	Dec. 31, 2012 Warrant Eight [Member]	Dec. 31, 2012 Warrant Nine [Member]	Dec. 31, 2012 Warrant Ten [Member]	Dec. 31, 2012 Warrant Eleven [Member]	Dec. 31, 2012 Warrant Twelve [Member]	Dec. 31, 2012 Warrant Thirteen [Member]	Dec. 31, 2012 Warrant Fourteen [Member]	Dec. 31, 2012 Warrant [Member]		Dec. 31, 2011 Warrant [Member]		Dec. 31, 2010 Warrant [Member]		Dec. 31, 2009 Warrant [Member]		Dec. 31, 2008 Warrant [Member]		Dec. 31, 2007 Warrant [Member]		Dec. 31, 2006 Warrant [Member]		Dec. 31, 2005 Warrant [Member]		Dec. 31, 2012 Stock Options One [Member]	Dec. 31, 2012 Stock Options Two [Member]	Dec. 31, 2012 Stock Options Three [Member]	Dec. 31, 2012 Stock Options Four [Member]	Dec. 31, 2012 Stock Options Five [Member]	Dec. 31, 2012 Stock Option [Member]		Dec. 31, 2011 Stock Option [Member]		Dec. 31, 2010 Stock Option [Member]		Dec. 31, 2009 Stock Option [Member]		Dec. 31, 2008 Stock Option [Member]		Dec. 31, 2007 Stock Option [Member]		Dec. 31, 2006 Stock Option [Member]		Dec. 31, 2005 Stock Option [Member]
Range of Exercise Prices			$ 0.01	$ 0.075	$ 0.1	$ 0.12	$ 0.13	$ 0.15	$ 0.16	$ 0.17	$ 0.18	$ 0.2	$ 0.25	$ 0.35	$ 0.46	$ 0.65	$ 0.13	[1]	$ 0.23	[1]	$ 0.44	[1]	$ 0.49	[1]	$ 0.45	[1]	$ 1.04	[1]	$ 1.25	[1]	$ 2.62	[1]	$ 0.01	$ 0.07	$ 0.08	$ 0.15	$ 0.35	$ 0.09	[1]	$ 0.11	[1]	$ 0.19	[1]	$ 0.27	[1]	$ 0.26	[1]	$ 1.67	[1]	$ 1.67	[1]	$ 1.67	[1]
Shares			200,000	8,657,746	3,128,572	500,000	631,429	12,133,999	500,000	1,882,353	200,000	2,532,739	1,375,000	150,000	2,685,748	554,550	35,132,136	[1]	26,882,251	[1]	10,670,925	[1]	7,372,813	[1]	5,184,511	[1]	121,278	[1]	92,776	[1]	20,950	[1]	1,414,280	214,286	9,300,000	1,210,000	525,000	12,663,566	[1]	5,797,611	[1]	3,498,218	[1]	1,496,174	[1]	1,291,174	[1]	47,882	[1]	41,898	[1]	17,956	[1]
Weighted Average Remaining Life	7 years 7 months 17 days	2 years 6 months	3 years 5 months 16 days	1 year 4 months 2 days	1 year 4 months 6 days	1 year 3 months 29 days	1 year 4 months 17 days	4 years 3 months 18 days	1 year 3 months 7 days	1 year 3 months 7 days	1 year 1 month 10 days	1 year 0 months 29 days	1 year 8 months 26 days	0 years 6 months	0 years 4 months 28 days	0 years 2 months 8 days																	3 years 6 months	9 years 8 months 8 days	9 years 7 months 17 days	2 years 4 months 20 days	0 years 6 months 25 days

[1]	Adjusted for the reverse stock splits in total at June 6, 2008 and October 20, 2008.